Income Taxes (Details) - USD ($) $ in Thousands	3 Months Ended		9 Months Ended
	Sep. 30, 2021	Sep. 30, 2020	Sep. 30, 2021	Sep. 30, 2020	Dec. 31, 2020
Income Tax Contingency [Line Items]
Effective rate of income tax	13.70%	17.60%	14.80%	15.90%
U.K. statutory tax rate			19.00%
Income tax benefit	$ 5,385	$ 7,865	$ 17,466	$ 18,582
Deferred tax asset	1,406		1,406		$ 1,754
Subsidiaries
Income Tax Contingency [Line Items]
Deferred tax asset	$ 1,400		$ 1,400